Average Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIP Dynamic Capital Appreciation Portfolio	Apr. 29, 2024
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	28.92%
Past 5 years	17.13%
Past 10 years	11.57%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%